Revenue	9 Months Ended
Mar. 31, 2023
Revenue from contracts with customers [Abstract]
Revenue	Revenue

Accounting Policy

The Company generates revenue primarily from the sale of cannabis, cannabis related products, plant propagation and provision of services. The Company uses the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1. Identify the contract with a customer;
2. Identify the performance obligation(s) in the contract;
3. Determine the transaction price;
4. Allocate the transaction price to the performance obligation(s) in the contract; and
5. Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenue from the sale of cannabis is generally recognized when control over the goods has been transferred to the customer. Payment for medical sales is typically due prior to shipment. Payment for wholesale transactions is due within a specified time period as permitted by the underlying agreement and the Company’s credit policy upon the transfer of goods to the customer. The Company generally satisfies its performance obligation and transfers control to the customer upon delivery and acceptance by the customer. Revenue is recorded at the estimated amount of consideration to which the Company expects to be entitled.

Revenue from plant propagation is recognized at a point in time when control of the goods is transferred to the customer, at an amount which reflects the consideration to which the Company expects to be entitled to in exchange for those goods. The Company goods consist of propagation seedlings and bedding plants. The sale is completed upon delivery as the Company bears the responsibility of transportation and related costs.

For bill-and-hold arrangements, revenue is recognized before delivery but only upon transfer of control of the good to the customer. Control is transferred to the customer when the substance of the bill-and-hold arrangement is substantive, the Company cannot sell the goods to another customer, the goods can be identified separately and are ready for physical transfer to the customer.

Service revenues, including patient referral services, are recognized over a period of time as performance obligations are completed. Payment of the transaction price for patient counselling is typically due prior to the services being rendered and therefore, the transaction price is recognized as a contract liability, or deferred revenue, when payment is received. Contract liabilities are subsequently recognized into revenue as or when the Company fulfills its performance obligation.

Effective October 17, 2018, Canada Revenue Agency (“CRA”) began levying an excise tax on the sale of medical and consumer cannabis products. The Company becomes liable for these excise duties when cannabis products are delivered to the customer. The excise taxes payable is the higher of (i) a flat-rate duty which is imposed when a cannabis product is packaged, and (ii) an advalorem duty that is imposed when a cannabis product is delivered to the customer. Effective May 1, 2019, excise tax calculated on edible cannabis products, cannabis extracts and cannabis topicals will prospectively be calculated as a flat rate based on the quantity of total tetrahydrocannabinol (THC) contained in the final product. There were no changes in the legislation in calculating excise taxes for fresh cannabis, dried cannabis, seeds and plants. Where the excise tax has been billed to customers, the Company has reflected the excise tax as part of revenue in accordance with IFRS 15. Net revenue from sale of goods, as presented on the consolidated statements of comprehensive (loss) income, represents revenue from the sale of goods less applicable excise taxes. Given that the excise tax payable/paid to CRA cannot be reclaimed and is not always billed to customers, the Company recognizes that the excise tax is an operating cost that affects gross margin to the extent that it is not recovered from its customers.

For certain sale of goods in which the Company earns a manufacturing fee, the Company records net revenue as an agent on the basis that the Company does not control pricing or bear inventory or credit risk.

The Company generates revenue from the transfer of goods and services over time and at a point-in-time from the revenue streams below. Net revenue from sale of goods is reflected net of actual returns and estimated variable consideration for future returns and price adjustments of $3.0 million for the nine months ended March 31, 2023 (year ended June 30, 2022 - $4.3 million). The estimated variable consideration is based on historical experience and management’s expectation of future returns and price adjustments. As of March 31, 2023, the net return liability for the estimated variable revenue consideration was $1.6 million (June 30, 2022 - $2.3 million) and is included in deferred revenue on the consolidated statements of financial position.

Nine months ended March 31, 2023	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	174,815	—	174,815
Revenue from provision of services	—	1,088	1,088
Excise taxes	(21,617)	—	(21,617)
Cannabis net revenue	153,198	1,088	154,286
Plant propagation
Revenue from sale of goods	20,682	—	20,682
Net revenue	173,880	1,088	174,968

Year ended June 30, 2022	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	251,607	—	251,607
Revenue from provision of services	—	1,696	1,696
Excise taxes	(31,964)	—	(31,964)
Net revenue	219,643	1,696	221,339